Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Health Care Portfolio
September 30, 2024
VHC-NPRT3-1124
1.807727.120
Common Stocks - 98.4%
	Shares	Value ($)
BELGIUM - 1.4%
Health Care - 1.4%
Pharmaceuticals - 1.4%
UCB SA	96,000	17,311,709
CANADA - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Xenon Pharmaceuticals Inc (b)	185,000	7,283,450
DENMARK - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Ascendis Pharma A/S ADR (b)	110,000	16,424,100
Zealand Pharma A/S (b)	2,300	279,233

TOTAL DENMARK		16,703,333
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (b)	56,800	6,746,136
NETHERLANDS - 2.8%
Health Care - 2.8%
Biotechnology - 2.6%
Argenx SE ADR (b)	44,500	24,122,560
Merus NV (b)	156,000	7,793,760
		31,916,320
Pharmaceuticals - 0.2%
Pharvaris NV (b)	106,300	1,968,676
TOTAL NETHERLANDS		33,884,996
UNITED KINGDOM - 1.4%
Health Care - 1.4%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	66,456	2,068,775
Pharmaceuticals - 1.2%
Astrazeneca PLC	94,000	14,643,926
TOTAL UNITED KINGDOM		16,712,701
UNITED STATES - 90.2%
Health Care - 90.2%
Biotechnology - 18.6%
Acumen Pharmaceuticals Inc (b)	180,000	446,400
Allogene Therapeutics Inc (b)(d)	690,000	1,932,000
Alnylam Pharmaceuticals Inc (b)	92,500	25,440,275
Apogee Therapeutics Inc (b)	9,277	544,931
Arcellx Inc (b)	60,000	5,010,600
Arcus Biosciences Inc (b)	110,000	1,681,900
Avidity Biosciences Inc (b)	80,000	3,674,400
Blueprint Medicines Corp (b)	96,700	8,944,750
Cargo Therapeutics Inc (b)	146,125	2,696,006
Caris Life Sciences Inc (b)(c)(e)	254,430	809,087
Cartesian Therapeutics Inc (c)	56,954	918,098
Celldex Therapeutics Inc (b)	75,000	2,549,250
Cogent Biosciences Inc (b)	14,600	157,680
Cytokinetics Inc (b)(d)	180,000	9,504,000
Day One Biopharmaceuticals Inc (b)(d)	150,000	2,089,500
Dyne Therapeutics Inc (b)	100,000	3,592,000
Exact Sciences Corp (b)(d)	334,000	22,752,080
Intellia Therapeutics Inc (b)(d)	90,000	1,849,500
Janux Therapeutics Inc (b)	102,800	4,670,204
Keros Therapeutics Inc (b)	100,000	5,807,000
Legend Biotech Corp ADR (b)	405,000	19,735,650
MoonLake Immunotherapeutics Class A (b)(d)	86,000	4,336,120
Nuvalent Inc Class A (b)	100,000	10,230,000
Oruka Therapeutics Inc	134,750	3,302,723
Oruka Therapeutics Inc (c)	18,109	443,851
Perspective Therapeutics Inc (d)	100,000	1,335,000
Poseida Therapeutics Inc (b)	348,800	997,568
Regeneron Pharmaceuticals Inc (b)	41,200	43,311,089
Soleno Therapeutics Inc (b)(d)	50,000	2,524,500
Spyre Therapeutics Inc (d)	80,000	2,352,800
Summit Therapeutics Inc (b)(d)	90,000	1,971,000
Vaxcyte Inc (b)	190,000	21,711,300
Viking Therapeutics Inc (b)	11,000	696,410
Viridian Therapeutics Inc (b)	300,000	6,825,000
		224,842,672
Health Care Equipment & Supplies - 24.3%
Boston Scientific Corp (b)	1,325,000	111,035,000
Glaukos Corp (b)	132,800	17,301,184
Inspire Medical Systems Inc (b)(d)	62,000	13,085,100
Insulet Corp (b)	152,000	35,378,000
Intuitive Surgical Inc (b)	30,200	14,836,354
Masimo Corp (b)	164,863	21,981,184
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(e)	2,363	28,616
Penumbra Inc (b)	212,000	41,193,720
PROCEPT BioRobotics Corp (b)	91,800	7,355,016
Stryker Corp	85,500	30,887,730
		293,081,904
Health Care Providers & Services - 21.8%
agilon health Inc (b)(d)	1,000,000	3,930,000
Alignment Healthcare Inc (b)	850,000	10,047,000
BrightSpring Health Services Inc (b)	450,000	6,606,000
Cigna Group/The	106,000	36,722,640
CVS Health Corp	100,000	6,288,000
Humana Inc	18,500	5,859,690
LifeStance Health Group Inc (b)	1,058,600	7,410,200
McKesson Corp	44,000	21,754,480
Molina Healthcare Inc (b)	20,500	7,063,480
Privia Health Group Inc (b)(d)	630,000	11,472,300
Surgery Partners Inc (b)	590,400	19,034,496
UnitedHealth Group Inc	218,000	127,460,240
		263,648,526
Health Care Technology - 1.8%
Phreesia Inc (b)	221,600	5,050,264
Veeva Systems Inc Class A (b)	84,000	17,629,080
		22,679,344
Life Sciences Tools & Services - 11.7%
10X Genomics Inc Class A (b)	400,300	9,038,774
Bruker Corp	185,000	12,776,100
Danaher Corp	263,500	73,258,270
IQVIA Holdings Inc (b)	54,500	12,914,865
QIAGEN NV	100,000	4,504,918
Thermo Fisher Scientific Inc	38,000	23,505,660
West Pharmaceutical Services Inc	16,500	4,952,640
		140,951,227
Pharmaceuticals - 12.0%
Contineum Therapeutics Inc Class A (d)	40,000	765,600
Eli Lilly & Co	104,000	92,137,760
Enliven Therapeutics Inc (b)	90,000	2,298,600
Merck & Co Inc	300,000	34,068,000
Neumora Therapeutics Inc	11,800	155,878
Rapport Therapeutics Inc (b)(d)	40,000	819,200
Royalty Pharma PLC Class A	350,000	9,901,500
Structure Therapeutics Inc ADR (b)(d)	101,500	4,454,835
		144,601,373
TOTAL UNITED STATES		1,089,805,046
TOTAL COMMON STOCKS (Cost $709,536,922)		1,188,447,371

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (c)(e)	353,945	367,359
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (c)(e)	494,400	528,365
TOTAL HEALTH CARE		895,724

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $848,345)		895,724

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(e)(f)	45,182	226,814
ISRAEL - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
InSightec Ltd Series G (c)(e)	1,824,838	1,569,361
UNITED STATES - 1.2%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(c)(e)	163,717	1,149,293
Health Care - 1.1%
Biotechnology - 0.7%
Asimov Inc Series B (b)(c)(e)	13,047	552,671
Caris Life Sciences Inc Series D (b)(c)(e)(f)	398,133	1,266,063
Cleerly Inc Series C (b)(c)(e)	179,891	1,959,013
Element Biosciences Inc Series C (b)(c)(e)	72,178	773,749
Element Biosciences Inc Series D (c)(e)	73,131	574,078
Element Biosciences Inc Series D1 (c)(e)	73,131	574,078
ElevateBio LLC Series C (b)(c)(e)	31,200	97,343
Endeavor BioMedicines Inc Series C (c)(e)	208,016	1,493,555
Inscripta Inc Series E (b)(c)(e)(f)	157,568	474,280
Oruka Therapeutics Inc (c)(f)	7	171,570
		7,936,400
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (c)(e)	47,257	1,573,186
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(c)(e)	24,966	945,213
Aledade Inc Series E1 (b)(c)(e)	10,776	407,979
Candid Therapeutics (c)(e)	491,360	589,632
Omada Health Inc Series E (b)(c)(e)	281,490	1,078,107
Wugen Inc Series B (b)(c)(e)	57,585	243,584
		3,264,515
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(e)	505,495	429,671
TOTAL HEALTH CARE		13,203,772

TOTAL UNITED STATES		14,353,065
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,475,250)		16,149,240

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (c)(e) (Cost $1,929,405)	1,929,405	1,949,995

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	1,451,743	1,452,034
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	52,397,437	52,402,676
TOTAL MONEY MARKET FUNDS (Cost $53,854,710)			53,854,710

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $788,644,632)	1,261,297,040
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(53,555,623)
NET ASSETS - 100.0%	1,207,741,417

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,194,611 or 1.7% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	955,966

Aledade Inc Series E1	5/20/22	536,800

Asimov Inc Series B	10/29/21	1,209,205

Candid Therapeutics	8/27/24	589,632

Caris Life Sciences Inc	10/06/22	1,424,808

Caris Life Sciences Inc Series D	5/11/21	3,224,877

Cartesian Therapeutics Inc	7/02/24	1,139,080

Cleerly Inc Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/01/20	641,727

Element Biosciences Inc Series C	6/21/21	1,483,741

Element Biosciences Inc Series D	6/28/24	573,588

Element Biosciences Inc Series D1	6/28/24	573,588

ElevateBio LLC Series C	3/09/21	130,884

Endeavor BioMedicines Inc Series C	4/22/24	1,357,221

Galvanize Therapeutics 6% 2/28/2027	2/28/24	494,400

Galvanize Therapeutics Series B	3/29/22	875,156

Inscripta Inc Series E	3/30/21	1,391,325

InSightec Ltd Series G	6/17/24	1,620,091

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	1,929,405

Medical Microinstruments Inc/Italy Series C	2/16/24	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	1,687,589

Oruka Therapeutics Inc	9/12/24	161,000

Oruka Therapeutics Inc	9/12/24	416,507

Saluda Medical Inc Series E	4/06/23	1,321,818

Wugen Inc 10% 6/14/2025	6/14/24	353,945

Wugen Inc Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	6,859,554	120,750,338	126,157,576	185,180	(282)	-	1,452,034	0.0%
Fidelity Securities Lending Cash Central Fund	34,271,248	196,872,915	178,741,487	43,228	-	-	52,402,676	0.2%
Total	41,130,802	317,623,253	304,899,063	228,408	(282)	-	53,854,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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